Summary of Remaining Performance Obligations (Details) - Oil Products [Member] $ in Millions	Dec. 31, 2021 USD ($)
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 54,717
Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	94,237
Not later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	39,520
Domestic Market [Member] | Gasoline [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	9,964
Domestic Market [Member] | Diesel [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	20,531
Domestic Market [Member] | Diesel [Member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	20,531
Domestic Market [Member] | Natural Gas [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	11,809
Domestic Market [Member] | Natural Gas [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	23,577
Domestic Market [Member] | Natural Gas [member] | Not later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	11,768
Domestic Market [Member] | Services And Others [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,173
Domestic Market [Member] | Services And Others [Member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	14,916
Domestic Market [Member] | Services And Others [Member] | Not later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	8,743
Domestic Market [Member] | Naphtha [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,751
Domestic Market [Member] | Naphtha [Member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	7,005
Domestic Market [Member] | Naphtha [Member] | Not later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	5,254
Domestic Market [Member] | Electricity 1 [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	624
Domestic Market [Member] | Electricity 1 [Member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,787
Domestic Market [Member] | Electricity 1 [Member] | Not later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,163
Domestic Market [Member] | Other Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	25
Domestic Market [Member] | Jet Fuel [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	910
ForeignMarketMember | Exports [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,930
ForeignMarketMember | Not later than one year [member] | Exports [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 11,592